Other financial income and expenses	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Other financial income and expenses
16.	Other financial income and expenses
Other financial income and financial expenses consist of the following:

	Year ended December 31,
	2022	2021	2020
	(Euros in thousands)
Interest income	2,476	133	850
Foreign currency gains	6,940	5,542	—
Gains on other financial instruments	—	—	2,099

Other financial income	9,416	5,675	2,949
Interest expenses	(1,038)	(566)	(289)
Foreign currency losses	(6,500)	(276)	(9,774)
Losses on financial instruments	(741)	(884)	—

Other financial expenses	(8,279)	(1,726)	(10,063)
Interest income mainly results from short-term deposits as well as cash balances for the year ended December 31, 2022. Interest expenses mainly results from IFRS 16 and from negative interest rates.
Foreign currency gains and losses mainly consist of realized and unrealized gains and losses in connection with our USD holdings of cash and cash equivalents, short-term deposits as well as bonds.
Losses on financial instruments includes expected credit losses on cash and cash equivalents and Other financial assets for the year ended December 31, 2022 and losses from foreign currency forward contracts for the year ended December 31, 2021.
Gains on other financial instruments includes an unrealized gain of €0.9 million and a realized gain of €1.2 million from foreign currency forward contracts for the year ended December 31, 2020.